Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:
NOTE 3 - Fair Value Measurements (Continued)

	Investments at Fair Value (in thousands) as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Common stocks	$4,739,578	$—	$—	$4,739,578
Registered investment companies	—	—	—	—
Fidelity BrokerageLink	689,002	—	—	689,002
Other collective investment funds	—	15,811,760	—	15,811,760
Separate account (Dodge & Cox):
Preferred stock	—	4,705	—	4,705
Corporate bonds	—	200,527	—	200,527
Mortgage backed securities	—	282,332	—	282,332
Government securities	—	104,105	—	104,105
Asset backed securities	—	51,575	—	51,575
Cash equivalents	—	7,934	—	7,934
Unsettled sales & purchases	—	17,252	—	17,252

Chevron Stable Value Separate Account (Putnam):
Cash equivalents	—	2,181	—	2,181
Unsettled sales & purchases	—	(471)	—	(471)
Total investments in the fair value hierarchy	$5,428,580	$16,481,900	$—	$21,910,480
Total investments at fair value				$21,910,480
NOTE 3 - Fair Value Measurements (Continued)

	Investments at Fair Value (in thousands) as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Common stocks	$4,807,816	$—	$—	$4,807,816
Registered investment companies	216	—	—	216
Fidelity BrokerageLink	583,833	—	—	583,833
Other collective investment funds	—	14,018,594	—	14,018,594
Separate account (Dodge & Cox):
Preferred stock	—	4,671	—	4,671
Corporate bonds	—	180,702	—	180,702
Mortgage backed securities	—	271,247	—	271,247
Government securities	—	111,532	—	111,532
Asset backed securities	—	42,844	—	42,844
Cash equivalents	—	9,596	—	9,596
Unsettled sales & purchases	—	9,255	—	9,255

Chevron Stable Value Separate Account (Putnam):
Cash equivalents	—	3,104	—	3,104
Unsettled sales & purchases	—	41	—	41
Total investments in the fair value hierarchy	$5,391,865	$14,651,586	$—	$20,043,451
Investments at NAV (a)				684
Total investments at fair value				$20,044,135
(a) In accordance with Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
NOTE 3 - Fair Value Measurements (Continued)
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2024. Redemption restrictions are reported above in Note 1, Stable Value Fund Equity Wash; the redemption notice period is applicable only to the Plan.

	December 31, 2024 Fair Value (in thousands)	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Stable value collective investment funds:
Associated Benefits Corporation	$130	N/A	Daily	12 months
Associated Benefits Corporation	$554	N/A	Daily	12 months
	$684